Summary Prospectus  May 18, 2011

                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

 DWS GROWTH & INCOME FUND

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 Class/Ticker    A SUWAX    B SUWBX    C SUWCX    INST SUWIX    S SCDGX


Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws- investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C), (800) 730-1313 (INST)
and (800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated February 1, 2011, as supplemented May 18, 2011, as may be further supplemented from time to time, are incorporated by reference into this Summary Prospectus.


INVESTMENT OBJECTIVE
The fund seeks long-term growth of capital, current income and growth of income.

FEES AND EXPENSES OF THE FUND
These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 40) and Purchase and Redemption of Shares in the fund's SAI (p. II-17).

SHAREHOLDER FEES  (paid directly from your investment)
----------------------------------------------------------
                                     A    B    C INST    S
----------------------------------------------------------
Maximum sales charge (load)
imposed on purchases, as % of
offering price                    5.75 None None None None
----------------------------------------------------------
Maximum deferred sales charge
(load), as % of redemption
proceeds                       None/1/ 4.00 1.00 None None
----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES  (expenses
that you pay each year as a % of the value of your investment)
--------------------------------------------------------------
                                         A    B    C INST    S
--------------------------------------------------------------
Management fee                        0.36 0.36 0.36 0.36 0.36
--------------------------------------------------------------
Distribution/service (12b-1) fees     0.24 0.99 0.99 None None
--------------------------------------------------------------
Other expenses                        0.44 0.79 0.46 0.14 0.30
--------------------------------------------------------------
Total annual fund operating
expenses                              1.04 2.14 1.81 0.50 0.66
--------------------------------------------------------------

/1/ Investments of $1 million or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within the following six months.

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------
Years       A      B      C INST    S
-------------------------------------
 1     $  675 $  617 $  284 $ 51 $ 67
-------------------------------------
 3        887    970    569  160  211
-------------------------------------
 5      1,116  1,349    980  280  368
-------------------------------------
 10     1,773  1,932  2,127  628  822
-------------------------------------

You would pay the following expenses if you did not redeem your shares:

-------------------------------------
Years       A      B      C INST    S
-------------------------------------
 1     $  675 $  217 $  184 $ 51 $ 67
-------------------------------------
 3        887    670    569  160  211
-------------------------------------
 5      1,116  1,149    980  280  368
-------------------------------------
 10     1,773  1,932  2,127  628  822
-------------------------------------

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2010: 137%.

PRINCIPAL INVESTMENT STRATEGY
Main investments. The fund invests at least 65% of total assets in equities, mainly common stocks. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.

                                      1



Management process. Portfolio management uses both quantitative and fundamental analysis to evaluate each company's stock price relative to the company's earnings, operating trends, market outlook and other measures of performance potential.

Portfolio management will normally sell a stock when it believes the fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the fund's emphasis on or within a given industry.

Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

MAIN RISKS
There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance. For example, consumer goods companies could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Medium-sized companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

Small company risk. Small company stocks tend to be more volatile than large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

                                      2                DWS Growth & Income Fund

                                               Summary Prospectus  May 18, 2011



Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

PAST PERFORMANCE
How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.

CALENDAR YEAR TOTAL RETURNS  (%) (Class S)
These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.

[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]

  2001   2002    2003   2004   2005   2006   2007   2008   2009     2010
  ----   ----    ----   ----   ----   ----   ----   ----   ----     ----
-12.04% -23.52% 26.80%  9.86%  5.92%  13.51% 0.79% -38.48% 34.15%  14.19%

Best Quarter: 18.22%, Q3 2009  Worst Quarter: -21.89%, Q4 2008



AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2010 expressed as a %)
These returns include sales charges, if any. Indexes have no sales charges and cannot be invested in directly. After-tax returns (which are shown only for Class S and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparisons for Institutional Class shares began on 8/31/2002.

--------------------------------------------------------------
                             Class     1     5    10     Since
                         Inception  Year Years Years Inception
--------------------------------------------------------------
Class A before tax        8/2/1999  7.17 -0.06 -0.25        --
--------------------------------------------------------------
Class B before tax      12/29/2000  9.53  0.02 -0.17        --
--------------------------------------------------------------
Class C before tax      12/29/2000 12.88  0.37 -0.45        --
--------------------------------------------------------------
Class S before tax       5/31/1929 14.19  1.52  0.68        --
--------------------------------------------------------------
 After tax on
 distributions                     14.07  0.15 -0.20        --
 After tax on
 distributions and
 sale of fund shares                9.58  1.10  0.42        --
Russell 1000
Index (reflects no
deduction for fees,
expense or taxes)                  16.10  2.59  1.83        --
--------------------------------------------------------------
INST Class before tax    8/19/2002 14.36  1.66    --      4.68
--------------------------------------------------------------
Russell 1000 Index
(reflects no deduction
for fees, expense or
taxes)                             16.10  2.59    --      6.48
--------------------------------------------------------------

MANAGEMENT

Investment Advisor
Deutsche Investment Management Americas Inc.

Subadvisor
QS Investors, LLC (QS Investors)

Portfolio Manager(s)
Robert Wang, Head of Portfolio Management and Trading, QS Investors. Began managing the fund in 2007.

Russell Shtern, Senior Equities Portfolio Manager, QS Investors. Joined the fund in 2010.

PURCHASE AND SALE OF FUND SHARES
MINIMUM INITIAL INVESTMENT  ($)

                    ----------------------------------------
                                                   Automatic
                                           UGMAs/ Investment
                             Non-IRA  IRAs  UTMAs      Plans
                    ----------------------------------------
                    A B C      1,000   500 1,000      500
                    ----------------------------------------
                    INST   1,000,000   N/A   N/A      N/A
                    ----------------------------------------
                    S          2,500 1,000 1,000    1,000
                    ----------------------------------------

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A and S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. For existing Class B shareholders, the minimum initial investment for Class A and C shares is $50.

                                      3                DWS Growth & Income Fund

                                               Summary Prospectus  May 18, 2011



TO PLACE ORDERS

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   Mail  First Investment        DWS Investments, PO Box 219356
                                 Kansas City, MO 64121-9356

         Additional Investments  DWS Investments, PO Box 219154
                                 Kansas City, MO 64121-9154

         Exchanges and           DWS Investments, PO Box 219557
         Redemptions             Kansas City, MO 64121-9557

   Expedited Mail                DWS Investments, 210 West 10th
                                 Street Kansas City, MO 64105-1614

   Web Site                      www.dws-investments.com

   Telephone                     Class A, B or C shares: (800) 621-1048
                                 Class S shares: (800) 728-3337
                                 M - F 8 a.m. - 8 p.m. ET
                                 Institutional Class shares: (800) 730-1313
                                 M - F 8 a.m. - 6 p.m. ET

   TDD Line                      (800) 972-3006, M - F 8 a.m. - 8 p.m. ET
   -------------------------------------------------------------------------

You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.

Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.

TAX INFORMATION
The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

                                      4                DWS Growth & Income Fund

                                     Summary Prospectus  May 18, 2011  DGIF-SUM